CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of total managed capital structure of the Trust
The Trust’s capital structure comprises the total of the unitholders’ equity and debt. The total managed capital of the Trust is summarized below:

As at December 31,	2024	2023
Unsecured debentures, net	$2,689,317	$1,892,236
Unsecured term loans, net	389,136	1,173,746
Derivative (assets) liabilities, net(1)	(25,077)	(100,813)
Total debt	3,053,376	2,965,169
Unitholders’ equity	5,728,236	5,276,951
Total managed capital	$8,781,612	$8,242,120
(1)     Balance represents derivative (assets) net of derivative liabilities (note 7(c)).